Mobile Financial Services activities	12 Months Ended
Dec. 31, 2023
Mobile Financial Services activities
Mobile Financial Services activities

Note 17    Mobile Financial Services activities

17.1    Financial assets and liabilities of Mobile Financial Services

The financial statements of Mobile Financial Services activities were put into the format of the Orange group’s Consolidated Financial Statements and therefore differ from a presentation that complies with the banking format.

In order to improve the readability of financial statements and to distinguish the performance of telecom activities from Mobile Financial Services activities performance, the notes on financial assets, liabilities and results are split to reflect these two business scopes.

Thus Note 13 presents the assets, liabilities and results specific to telecom activities and Note 17 focuses on the financial assets and liabilities of Mobile Financial Services, as its financial result is not material.

The following table reconciles the balances of assets and liabilities for each of these two scopes (intra-group transactions between telecom activities and Mobile Financial Services are not eliminated) with the consolidated statement of financial position at December 31, 2023.

(in millions of euros)	Orange	o/w telecom	Note	o/w Mobile	Note	o/w eliminations
	Consolidated	activities		Financial		telecom
	Financial			Services		activities / mobile
	Statements					financial services
Non-current financial assets related to Mobile Financial Services activities	297	—		297	17.1.1	—
Non-current financial assets	1,036	1,063	13.7	—		(27)	(1)
Non-current derivatives assets	956	886	13.8	70	17.1.3	—
Current financial assets related to Mobile Financial Services activities	3,184	—		3,192	17.1.1	(7)
Current financial assets	2,713	2,713	13.7	—		—
Current derivatives assets	37	37	13.8	—	17.1.3	—
Cash and cash equivalents	5,618	5,504	13.8	113	17.1.3	—
Total	13,841	10,204	13.8	3,672	17.1.3	(35)

Non-current financial liabilities related to Mobile Financial Services activities	73	—		100	17.1.2	(27)	(1)
Non-current financial liabilities	30,535	30,535	13.3	—		—
Non-current derivatives liabilities	225	205	13.8	19	17.1.3	—
Current financial liabilities related to Mobile Financial Services activities	3,073	—		3,073	17.1.2	—
Current financial liabilities	5,451	5,458	13.3	—		(7)
Current derivatives liabilities	40	40	13.8	—	17.1.3	—
Total	39,396	36,238		3,193		(35)

(1)	Loan granted by Orange SA to Orange Bank.

The Mobile Financial Services segment includes Orange Bank and other entities. As the contribution of other entities to the statement of financial position of Mobile Financial Services and therefore of the Group is not material, only Orange Bank data is presented in detail below.

Accounting policies

Since the concept of current or non-current does not exist in bank accounting, financial assets and liabilities related to loans and borrowings to customers or credit institutions (the ordinary activities of a bank) are classified as current for all periods presented.

With regard to other financial assets and liabilities, classification as current and non-current has been made in light of both the original intention of management and the nature of the assets and liabilities in question. For example, with regard to Orange Bank’s other financial assets, since investments are managed by portfolio, only the transaction portfolios (financial assets at fair value through profit or loss) have been recorded as current financial assets.

17.1.1  Financial assets related to Orange Bank transactions (excluding derivatives)

The financial assets related to the transactions of Orange Bank break down as follows:

(in millions of euros)	December 31, 2023			December 31, 2022	December 31, 2021
	Non-current	Current	Total	Total	Total
Financial assets at fair value through other comprehensive income that will not be reclassified to profit or loss	3	—	3	3	3
Investments securities	3	—	3	3	3
Financial assets at fair value through other comprehensive income that may be reclassified to profit or loss	32	—	32	296	441
Debt securities	32	—	32	296	441
Financial assets at fair value through profit or loss	38	—	38	50	73
Investments at fair value	—	—	—	—	—
Cash collateral paid	29	—	29	42	59
Other	9	—	9	8	14
Financial assets at amortized cost	224	3,173	3,397	3,021	2,752
Fixed-income securities	224	1	225	310	387
Loans and receivables to customers	—	2,394	2,394	2,517	2,297
Loans and receivables to credit institutions	—	778	778	191	66
Other	—	—	—	2	1
Total financial assets related to Orange Bank activities	297	3,174	3,471	3,370	3,268

Debt securities measured at fair value through other comprehensive income that will be reclassified to profit or loss

(in millions of euros)	2023	2022	2021
Debt securities measured at fair value through other comprehensive income that will be reclassified to profit or loss - in the opening balance	296	441	540
Acquisitions	—	405	732
Repayments and disposals	(266)	(538)	(839)
Changes in fair value	2	(12)	—
Other items	—	—	7
Debt securities measured at fair value through other comprehensive income that will be reclassified to profit or loss - in the closing balance	32	296	441

(in millions of euros)	2023	2022	2021
Profit (loss) recognized in other comprehensive income during the period	2	(2)	1
Reclassification adjustment in net income during the period	—	—	—
Other comprehensive income related to Orange Bank	2	(2)	1

Loans and receivables of Orange Bank

Loans and receivables of Orange Bank are composed of loans and receivables with customers and credit institutions.

In the context of adapting the bank's accounts into the Group's financial statements, the following are considered as loans and advances to customers: clearing account as well as amounts related to securities transactions on behalf of customers.

(in millions of euros)	December 31,	December 31,	December 31,
	2023	2022	2021
Overdrafts (1)	763	900	828
Housing loans	883	956	914
Investment loans	58	72	86
Installment receivables (2)	604	519	422
Current accounts	6	28	5
Other	80	42	42
Total loans and receivables to customers	2,394	2,517	2,297
Overnight deposits and loans	695	83	2
Loans and receivables	38	44	45
Other	45	64	19
Total loans and receivables to credit institutions	778	191	66

(1)	Since October 2020, Orange Bank has been engaged in a self-subscribed securitization program of a portfolio of French personal loans for approximately 540 million euros.
(2)	Purchase of Orange Espagne receivables.

Accounting policies

Financial assets

–  Financial assets at fair value through profit or loss (FVR)

Certain equity securities which are not consolidated or equity-accounted and cash investments such as negotiable debt securities, deposits and money market UCITS, which are compliant with the Group’s liquidity risk management policy, may be designated by Orange Bank as being recognized at fair value through profit or loss. These assets are recognized at fair value at initial recognition and subsequently. All changes in value are recorded in profit or loss.

–  Financial assets at fair value through other comprehensive income that will not be reclassified to profit or loss (FVOCI)

Equity securities which are not consolidated or equity-accounted are, subject to exceptions, recognized as assets at fair value through other comprehensive income that will not be reclassified to profit or loss. They are recognized at fair value at initial recognition and subsequently. Temporary changes in value and gains (losses) on disposals are recorded as other comprehensive income that will not be reclassified to profit or loss.

–  Financial assets at fair value through other comprehensive income that may be reclassified to profit or loss (FVOCIR)

Assets at fair value through other comprehensive income that may be reclassified to profit or loss mainly include investments in debt securities. They are recognized at fair value at initial recognition and subsequently. Temporary changes in value are recorded in other comprehensive income that may be reclassified to profit or loss. In case of disposal, the cumulative gain (or loss) recognized in other comprehensive income that may be reclassified to profit or loss is then reclassified to profit or loss.

–  Financial assets at amortized cost (AC)

This category primarily comprises various loans and receivables as well as fixed-income securities held for the purpose of collecting contractual flows. These instruments are recognized at fair value at initial recognition and are subsequently measured at amortized cost using the effective interest method.

Impairment of financial assets

In accordance with IFRS 9, debt instruments classified as financial assets at amortized cost or as financial assets at fair value through other comprehensive income, lease receivables, financing commitments and financial guarantees given are systematically subject to impairment or a provision for an expected credit loss. These impairment losses and provisions are recorded as soon as loans are granted, commitments are concluded or bonds are purchased, without waiting for the appearance of an objective indication of impairment.

To do this, the financial assets concerned are divided into three categories according to the change in credit risk observed since their initial recognition and an impairment loss is recorded on the amount outstanding of each of these categories, as follows:

-  Performing loans: the calculation of expected losses is made on a 12-month basis, and the financial income (interest) is calculated on the basis of the gross amount of the instrument;

-  Impaired loans: if the credit risk has significantly deteriorated since the loans were recorded in the balance sheet, the expected losses, estimated over the duration of the loan, are recognized as an impairment or a provision and the financial income (interest) is calculated on the basis of the gross amount of the instrument;

-  Doubtful loans: impairment or a provision is recognized for the expected loss, estimated over the duration of the loan. The financial income is calculated on the basis of the amount of the instrument net of the impairment.

17.1.2  Financial liabilities related to Orange Bank transactions (excluding derivatives)

(in millions of euros)	December 31, 2023	December 31, 2022	December 31,2021
Payables to customers(1)	2,601	1,787	1,796
Debts with financial institutions(2)	215	837	1,009
Deposit certificate	219	325	356
Cash collateral deposit	73	82	—
Other(3)	66	112	27
Total Financial liabilities related to Orange Bank activities(4)	3,173	3,143	3,188

(1)	Including 1.2 billion euros from deposits collected via Germany's RAISIN platform.
(2)	Decrease mainly related to repayments to the European Central Bank (TLTROs) of 601 million euros.
(3)	Including 37 million euros of rate hedging credit portfolios reassessment.
(4)	Including 100 million euros in non-current financial liabilities in 2023, 110 million euros in 2022 and 27 million euros in 2021.

Payables related to Orange Bank transactions are composed of customer deposits and bank's payables with credit institutions.

(in millions of euros)	December 31,	December 31,	December 31,
	2023	2022	2021
Current accounts	527	680	764
Passbooks and special savings accounts(1)	800	1,010	995
Term accounts(2)	1,234	40	—
Other	40	57	37
Total payables to customers	2,601	1,787	1,796
Term borrowings and advances	108	700	667
Securities delivered under repurchase agreements	107	137	331
Other	—	—	11
Total debts with credit institutions	215	837	1,009
(1)At the end of December 2023, 38 million euros has been centralized at Caisse des Dépôts.

(2)At the end of December 2023, 1.2 billion euros has been collected via the German RAISIN platform.

17.1.3Derivatives of Orange Bank

Derivatives qualified as fair value hedges

At December 31, 2023, the main unmatured fair value hedges set up by Orange Bank concern the following interest rate swaps:

–  1,044 million euros in notional value (of which 102 million euros maturing in 2024, 110 million euros maturing between one and five years and 832 million euros at more than five years), macro-hedging credit portfolios (lease property restructuring, consumer credit and spread payments). The net fair value of these derivatives at December 31, 2023 is 37 million euros;

–  100 million euros in notional value (of which 100 million euros at more than five years), hedging a portfolio of French fungible Treasury bonds (Obligations Assimilables du Trésor - OAT) of the same amount and maturity. The fair value of these swaps at December 31, 2023 is 14 million euros;

–  20 million euros in notional value hedging a portfolio of French fungible Treasury bonds index-linked to consumer prices harmonized within the euro zone (Obligations Assimilables du Trésor indexées sur l’inflation des prix de la zone euro – OAT€i)  of the same amount and maturity, i.e. 2030. The fair value of these swaps at December 31, 2023 is (4) million euros;

–  5 million euros in notional value hedging a portfolio of securities maturing in 2028, whose fair value at December 31, 2023 is close to zero.

The ineffective portion of these hedges recognized in profit or loss in 2023 is not material.

Cash flow hedge derivatives

At January 1, 2020, Orange Bank had documented a micro-hedging of its issues through interest rate swaps which, at the end of 2023, represented:

–  186 million euros in notional value (including 166 million euros maturing in 2024, 10 million euros maturing between one and two years and 10 million euros maturing in 2027), hedging negotiable debt securities issued by the bank, the fair value of which was 4 million euros at December 31, 2023.

Trading derivatives

–  Orange Bank has set up interest rate swaps as economic hedges (not designated as hedges under IFRS) of EIB securities for a total notional amount of 10 million euros maturing in 2029, the fair value of which was 1 million euros at December 31, 2023. The net effects of this economic hedge on profit or loss are not material;

–  Orange Bank has a portfolio of trading swaps with a total notional value of 16 million euros maturing within five years and a total fair value of close to zero at December 31, 2023.

17.2    Information on market risk management with respect to Orange Bank activities

Orange Bank has its own risk management system in accordance with banking regulations. In terms of banking regulation, Orange Bank is under the supervision of the French Prudential Supervision and Resolution Authority (Autorité de contrôle prudentiel et de résolution – ACPR) and must at all times comply with a capital requirement in order to withstand the risks associated with its activities.

Orange Bank’s activities expose it to most of the risks defined by the ordinance of November 3, 2014, relating to the internal control of companies in the banking, payment services and investment services sector subject to the control of the ACPR. The most significant of these risks are:

–  credit risk and counterparty risk: the risk of loss incurred in the event of default by a counterparty or counterparties considered as the same beneficiary;

–  liquidity risk: the risk that Orange Bank will not be able to meet its commitments or not be able to unwind or offset a position due to the market situation;

–  operational risk: the risk resulting from an inadequacy or failure due to procedures, employees or internal systems or to outside events, including events that are unlikely to occur but that would incur a high risk of loss. Operational risk includes the risk of internal and external fraud and IT risk;

–  interest rate risk: the risk incurred in the event of changes in interest rates impacting on-balance sheet and off-balance sheet transactions, excluding, where applicable, transactions exposed to market risk;

–  non-compliance risk: the risk of judicial, administrative or disciplinary sanctions, material financial loss or damage to reputation, arising from non-compliance with provisions specific to banking and financial activities;

–  concentration risk: the risk arising from excessive exposure to a counterparty, to a group of counterparties operating in the same economic sector or geographic area, or the application of credit risk reduction techniques, particularly collateral issued by a single entity;

−  market risk: the risk of loss due to movements in market product prices.

The size of the bank and its moderate risk profile led to the choice of standard methods regarding the application of Regulation No. 575/2013 of the European Parliament and of the Council of June 26, 2013.

Orange Bank is not involved with complex products. For market transactions, the bank’s Executive Committee sets the limits while the Risk Management Department monitors compliance with these limits and the quality of the authorized signatories.

In addition, the Bank has defined and regularly tests its business continuity system. The Bank has also undertaken, as comprehensively as possible, to identify and assess its operational risks, for which it also monitors occurrences.

In line with regulations, and in particular titles IV and V of the ordinance of November 3, 2014, the bank’s Executive Committee, on the recommendation of the Risk Management Department, establishes the institution’s risk policy, which is formalized through the risk appetite framework, and ensures its proper implementation.

The Risk Management Department analyzes and monitors risk, carries out the necessary controls and produces reports for various committees: The Credit Committee (management of credit and counterparty risk), the Risk and Audit Committee (management of operational risks), the Financial Security and Compliance Committee (management of non-compliance risk), the ALM Committee (management of market, interest rate and liquidity risk) and the Executive Committee.

17.2.1Credit risk and counterparty risk management

Since July 2022, Orange Bank has began migrating its consumer credit distribution platform, previously hosted by Franfinance (Société Générale Group), to Younited Credit. This roll-out was completed in the first quarter of 2023. The bank is thus benefiting from new credit risk management technologies.

The Bank has also reviewed its provisioning models to adapt them to the type of loan portfolio and macroeconomic conditions, resulting in a provision reversal of 6 million euros.

At the end of December 2023, the cost of risk of Orange Bank amount to 56 million euros, including 16 million euros in France and 40 million euros in Spain. Excluding exceptional adjustments (review of macroeconomic outlooks or review of models), the cost of risk is 63 million euros, of which 23 million euros for France and 40 million euros for Spain.

In France, the cost of risk is mainly concentrated in demand deposit accounts due to the increase in outstanding debit balances and in personal loans due to the increase in outstandings since the roll-out of Younited Credit.

In Spain, the cost of risk is mainly related to the increase in Orange Espagne’s mobile handset financing outstandings from 600 million euros at December 31, 2022 to 667 million euros at December 31, 2023 (excluding the provision for credit risk).

17.2.2Market and interest rate risk management

Orange Bank does not carry out proprietary trading operations. Its market activity mainly consists of investments to optimize liquidity management and purchases of interest rate hedges.

The value of the securities portfolio continues to decrease in line with the bank’s strategy, market risk indicators remain stable and the associated risks are not material.

Fixed-interest securities in investment portfolios are hedged. Orange Bank has no exposure classified as trading book. The interest rate risk, after the capital increase in December 2023, is less than 1% of the CET1 (Common Equity Tier 1) ratio. Finally, the basic risk is not material.

17.2.3Liquidity risk management

In 2023, Orange Bank continued to manage its liquidity in a prudent manner. At the end of December 2023, the net stable funding ratio (NSFR) is 160% and the LCR (short-term liquidity coverage ratio) reaches 784%. 2023 was characterized by a liquidity surplus related to customer transactions. The deficit has changed from 855 million euros at December 31, 2022 to a liquidity surplus of 84 million euros at December 31, 2023. This change was mainly due to the high level of deposits in term accounts in 2023 (via the RAISIN platform).

Orange Bank has stepped up the diversification of its financing sources through the RAISIN term account program, in order to offset the outflow of customer deposits and the expiration of the European Central Bank's financing programs (TLTROs) for 601 million euros in 2023. RAISIN term account outstandings increased from 40 million euros at December 31, 2022 to 1.2 billion euros at December 31, 2023.

A plan to secure liquidity has been put in place in view of the bank’s context:

–  A committed repo facility with BNP Paribas relating to the Senior tranche of the “Orange Bank Personal Loan 2020” FCT (securitization mutual fund) and a basket of eligible securities;

–  A credit facility for 400 million euros signed between Orange Bank and Orange SA on June 28, 2023.

Orange Bank's financing plan was revised and presented to the ACPR at the end of 2023 to demonstrate that the bank is able to comply with its prudential ratios for solvency (capital requirement) and liquidity (LCR, NSFR and Pillar 2 liquidity) at all times.

This updated financing plan, presented on a monthly basis, is in line with the plans previously communicated to the ACPR and remains in accordance with the Group's financing envelope of 1.3 billion euros approved by the Orange SA Board of Directors on July 25, 2023.

17.2.4Operational risk management

At bank level, the operational risk guidance scope covers:

–  operational risks carried by all the bank's activities (management, operating and support activities);

–  operational risks from major and critical external service providers.

Operational risk management is the responsibility of the Permanent Control and Operational Risk Director, who reports to the Executive Director of Risk and Control, a member of the Management Committee, who in turn reports directly to an effective director of Orange Bank.

The operational risk management system is based on the collection of operational incidents and losses, risk mapping, scenario analyses and key risk indicators managed by the operational risk department and monitored within the context of risk appetite, and on the management of insurance policies covering the main types of risks faced by the bank. An inventory and collection of all of the bank’s operational incidents (proven risks), including IT, IT security and non-compliance risks, are in place. Incidents are reported as soon as they are detected by all bank employees in a dedicated IT tool.

Where non-compliance incidents are identified, the Operational Risks Department notifies the Compliance Department, which is responsible for monitoring and managing them.

The operational losses sustained by the entity amounted to 2 million euros at December 31, 2023, a substantial decrease compared with the previous year. They amounted to 3 million euros in 2022 and 1 million euros in 2021. The losses recorded in 2023 are mainly due to external fraud, particularly credit fraud, as well as, to a lesser extent, commercial disputes and execution errors. Action plans have been drawn up in collaboration with the business lines to mitigate the various types of risk described above and to further secure the various processes, given the Orange group’s announced intention to wind down its banking activities.

17.2.5Non-compliance risk management

Orange Bank’s Compliance function is part of the Compliance, Financial Security and Investment Services Compliance Department, whose Director is a member of the Executive Committee. This function is impartial and independent from the operational business lines to safeguard its objectivity. It is also a local function responsible for ensuring that all of the bank’s business lines adhere to the compliance system.

The main mission of Compliance is to oversee the management of non-compliance risk. It ensures that the level of non-compliance risk to which Orange Bank is exposed is compatible with the guidelines and policies set by the Board of Directors in this area, as well as with the overall limits for financial, non-financial and operational risk (e.g. reputational risk, regulatory sanctions, etc.).

In this context, Compliance implements all actions aimed at ensuring compliance with the requirements of external and internal standards (organization, processes, procedures). These actions take place along the entire value chain, from the execution of transactions by the various business lines to their monitoring by Compliance.

As the first level of control, employees and their superiors identify the risks arising from their activity and comply with the procedures and limits set out in the General Procedures and operating procedures. They are in particular responsible for:

−  implementing operational controls and first-level controls that can be formalized, tracked and reported on;

−  formalizing and verifying compliance with the procedures for processing transactions, detailing the responsibilities of those involved and the types of controls carried out;

−  verifying the compliance of transactions;

−  implementing the recommendations drawn up by the second-level control functions for the first-level control system;

−  reporting to and alerting second-level control functions. As the second level of control, Compliance verifies in particular that the risks have been identified, assessed and managed by the first level of control in accordance with the rules and procedures in place.

In particular, Compliance is responsible for overseeing:

−  the compliance of transactions executed by employees in accordance with the laws, regulations and professional standards;

−  the implementation of compliance recommendations by first-level control;

−  the adoption and monitoring of remedial action plans where non-compliance risks have been identified.

In addition, the compliance function within Orange Bank mainly consists of:

−  producing and updating internal standards and procedures within its remit;

−  advising and assisting operational business lines in their decision-making;

−  raising awareness and training all employees on compliance issues, depending on the transactions they execute;

−  reporting regularly to the supervisory authorities;

−  regularly assessing non-compliance risk, mapping risks and fulfilling its duty to alert General Management;

−  monitoring changes in the laws and regulations in coordination with the legal department in order to incorporate new standards into internal processes (general policies, charters, codes and operating procedures) and to inform employees and the various business lines of these changes;

−  verifying, as a second-level control function, the implementation of administrative, legislative and regulatory provisions as well as professional or internal standards.

Compliance also covers the areas of financial security and data protection, which are, from an organizational viewpoint, managed respectively by the Head of Financial Security, who reports to the Director of Compliance, Financial Security and Investment Services Compliance (on financial security) and by the Data Protection Officer within the legal department.

In relation to training and raising employee awareness, the Human Resources Department training unit, in conjunction with Compliance, establishes and monitors employee training courses, which are the foundation of the compliance system. Mandatory training programs are organized for all new arrivals. In 2023, 100% of employees attended Regulatory and Compliance Overview training course.

Similarly, all employees concerned attended a training course on anti-money laundering and terrorist financing and 90% attended a Group training course on anti-corruption. Furthermore, other mandatory and regulatory training programs (particularly on real estate loans, consumer credit and the claims management system) were provided to the employees concerned.

17.2.6Remaining term to maturity

The following table details the remaining terms of Orange Bank’s financial assets and liabilities, calculated on the basis of the contractual maturity dates:

–  maturity-by-maturity for amortizable transactions;

–  for roll-over loans, since renewals cannot be presumed, the renewal dates are taken to be the final maturity dates;

–  since the derivatives are interest rate swaps and forwards contract, they are not subject to any exchange of notional amounts. Their fair value has been broken down by maturity.

(in millions of euros)	Note	December 31,	2024	2025 to	2029
		2023		2028	and beyond
Investments securities	17.1.1	3		3
Debt securities	17.1.1	32		32
Investments at fair value	17.1.1
Fixed-income securities	17.1.1	225	18	86	120
Loans and receivables to customers	17.1.1	2,394	778	928	688
Loans and receivables to credit institutions	17.1.1	778	778	—	—
Other financial assets and derivatives		109	35	4	70
Total financial assets		3,542	1,609	1,054	879
Payable to customers	17.1.2	2,601	2,601	—	—
Debts with financial institutions	17.1.2	215	215	—	—
Deposit certificate	17.1.2	219	199	20	—
Other financial liabilities and derivatives		158	77	3	78
Total financial liabilities		3,193	3,092	23	78

17.2.7  Fair value of financial assets and liabilities of Orange Bank

(in millions of euros)			December 31, 2023
		Classification	Book	Estimated	Level 1	Level 2	Level 3
		under IFRS 9 (1)	value	fair value	and cash
Loans and receivables(2)	17.1.1	AC	3,173	3,000	—	3,000	—
Financial assets at amortized cost	17.1.1	AC	225	209	209	—	—
Financial assets at fair value through profit or loss	17.1.1	FVR	38	37	37	—	—
Debt securities	17.1.1	FVOCIR	32	32	32	—	—
Investments securities	17.1.1	FVOCI	3	3	3	—	—
Cash and cash equivalent(3)	17.1	AC	79	79	79	—	—
Financial liabilities related to Orange Bank activities	17.1.2	AC	(3,173)	(3,173)	—	(3,173)	—
Derivatives (net amount)(4)	17.1.3		51	51	—	51	—

(1)

"AC" stands for "amortized cost", "FVR " stands for "fair value through profit or loss", "FVOCI" stands for "fair value through other comprehensive income that will not be reclassified to profit or loss", "FVOCIR" stands for "fair value through other comprehensive income that may be reclassified to profit or loss".

(2)	Loans and receivables were remeasured using an actuarial method, taking into account the changes in interest rates.
(3)	Includes only cash.
(4)	The classification for derivatives depends on their accounting qualification.

(in millions of euros)			December 31, 2022
		Classification	Book value	Estimated	Level 1 and	Level 2	Level 3
		under IFRS		fair value	cash
		9(1)
Loans and receivables	17.1.1	AC	2,708	2,708	—	2,708	—
Financial assets at amortized cost	17.1.1	AC	313	313	313	—	—
Financial assets at fair value through profit or loss	17.1.1	FVR	50	50	50	—	—
Debt securities	17.1.1	FVOCIR	296	296	296	—	—
Investments securities	17.1.1	FVOCI	3	3	3	—	—
Cash and cash equivalent(2)		AC	79	79	79	—	—
Financial liabilities related to Orange Bank activities	17.1.2	AC	(3,143)	(3,143)	—	(3,143)	—
Derivatives (net amount)(3)			54	54	—	54	—

(1)	"AC" stands for "amortized cost", "FVR " stands for "fair value through profit or loss", "FVOCI" stands for "fair value through other comprehensive income that will not be reclassified to profit or loss", "FVOCIR" stands for "fair value through other comprehensive income that may be reclassified to profit or loss".
(2)	Includes only cash.
(3)	The classification for derivatives depends on their accounting qualification.

(in millions of euros)			December 31, 2021
		Classification	Book	Estimated	Level 1	Level 2	Level 3
		under IFRS 9(1)	value	fair value	and cash
Loans and receivables	17.1.1	AC	2,363	2,363	—	2,363	—
Financial assets at amortized cost	17.1.1	AC	387	387	387	—	—
Financial assets at fair value through profit or loss	17.1.1	FVR	73	73	73	—	—
Debt securities	17.1.1	FVOCIR	441	441	441	—	—
Investments securities	17.1.1	FVOCI	3	3	3	—	—
Cash and cash equivalent(2)		AC	360	360	360	—	—
Financial liabilities related to Orange Bank activities	17.1.2	AC	(3,188)	(3,188)	—	(3,188)	—
Derivatives (net amount)(3)			(58)	(58)	—	(58)	—

(1)	"AC" stands for "amortized cost", "FVR " stands for "fair value through profit or loss", "FVOCI" stands for "fair value through other comprehensive income that will not be reclassified to profit or loss", "FVOCIR" stands for "fair value through other comprehensive income that may be reclassified to profit or loss".
(2)	Includes only cash.
(3)	The classification for derivatives depends on their accounting qualification.

17.3    Orange Bank’s unrecognized contractual commitments

At December 31, 2023, Orange Bank is not aware of having entered into any commitment that may have a material effect on its current or future financial position, other than the commitments mentioned below.

Commitments given

(in millions of euros)	December 31, 2023	December 31, 2022	December 31, 2021
Financing commitments (1)	17	53	88
Guarantee commitments	5	5	6
On behalf of financial institutions	3	3	4
On behalf of customers	2	2	2
Property lease commitments	—	—	—
Total	22	59	94

(1)	Corresponds to credit commitments granted to customers, credits granted but not yet released and unused portion of financing granted.

Commitments received

(in millions of euros)	December 31, 2023	December 31, 2022	December 31, 2021
Received from financial institutions (1)	1,284	932	871
Received from customers	68	76	88
Total	1,352	1,008	959
(1)	Corresponds to guarantees received from Crédit Logement to counter-guarantee real estate loans distributed in the amount of 831 million euros, and a financing commitment received from BNP Paribas in the amount of 450 million euros.

Assets covered by commitments

(in millions of euros)	December 31, 2023	December 31, 2022	December 31, 2021

Assets pledged as security to lending financial institutions as guarantees for bank loans(1)	126	726	848
Total	126	726	848

(1)Corresponds to securities pledged by Orange Bank to financial lending institutions as guarantees for bank loans.